Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 17,316,101	$ 19,887,950	$ 12,042,584
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	6,876,759	8,447,312	6,708,433
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	4,620,251	3,718,101	3,815,479
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	4,047,024	4,995,705	1,893,749
Compania Pisquera de Chile SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	3,594,166	3,296,863	1,390,781
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	877	(105,325)	52,290
Distribuidora Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(116,677)	(533,381)	38,665
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	682,236	1,251,770	(1,062,629)
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(2,342,555)	(1,380,829)	(727,028)
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ (45,980)	$ 197,734	$ (67,156)